Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Dec. 08, 2020	Jan. 31, 2021
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities		$ 1,000
Series H Medium Term Notes Second Tranche [member]
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities	$ 1,000